Condensed Consolidated and Combined Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued (in Shares)
Preferred stock, shares outstanding (in Shares)
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	300,000,000	300,000,000	300,000,000
Common stock, shares issued (in Shares)	2,874,326	2,633,956	1,396,000
Common stock, shares outstanding (in Shares)	2,874,326	2,633,956	1,396,000